UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-2686
RIVERSOURCE TAX-EXEMPT SERIES, INC.
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices)                 (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: November 30
Date of reporting period: May 31, 2011

Item 1. Reports to Stockholders.
Semiannual Report

Semiannual Report

RiverSource
Intermediate Tax-Exempt Fund

Semiannual Report for the Period Ended
May 31, 2011

RiverSource Intermediate Tax-Exempt Fund seeks to provide shareholders with a high level of current income exempt from federal taxes.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expenses Example	4

Portfolio of Investments	6

Statement of Assets and Liabilities	18

Statement of Operations	19

Statements of Changes in Net Assets	20

Financial Highlights	21

Notes to Financial Statements	24

Proxy Voting	35

Approval of Investment Management Services Agreement	35

Results of Meeting of Shareholders	39

In August 2010, the Board of Directors of RiverSource Intermediate Tax-Exempt Fund (the Fund) approved a proposal to merge the Fund with and into Columbia Intermediate Municipal Bond Fund. The proposal was approved at a meeting of shareholders held on February 15, 2011 and the merger of the Fund occurred after the close of business on June 3, 2011. For more information, see “Results of Meeting of Shareholders.”

See the Fund’s prospectus for risks associated with investing in the Fund.

2  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

TOP TEN STATES(1) (at May 31, 2011)

Texas	13.7%

California	9.6

Massachusetts	8.6

New York	8.5

New Jersey	6.4

North Carolina	6.2

Missouri	5.3

Minnesota	4.7

Washington	4.4

Colorado	3.7

(1)	Percentages indicated are based upon total investments (excluding Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

QUALITY BREAKDOWN(1) (at May 31, 2011)

AAA rating	22.7%

AA rating	29.7

A rating	32.5

BBB rating	10.3

Non-investment grade	4.7

Non-rated	0.1

(1)	Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of municipal bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating. Ratings for 5.5% of the bond portfolio assets were determined through internal analysis.

RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  3

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, depending on the share class, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until May 31, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	Dec. 1, 2010	May 31, 2011	the Period(a)	Expense Ratio
Class A

Actual(b)	$1,000	$1,025.20	$4.39	.87%

Hypothetical (5% return before expenses)	$1,000	$1,020.59	$4.38	.87%

Class B

Actual(b)	$1,000	$1,021.40	$8.21	1.63%

Hypothetical (5% return before expenses)	$1,000	$1,016.80	$8.20	1.63%

Class C

Actual(b)	$1,000	$1,021.40	$8.21	1.63%

Hypothetical (5% return before expenses)	$1,000	$1,016.80	$8.20	1.63%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended May 31, 2011: +2.52% for Class A, +2.14% for Class B and +2.14% for Class C.

RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  5

Portfolio of Investments

May 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Investments in Securities

Municipal Bonds (96.9%)
Issue	Coupon	Principal
Description(d,e)	Rate	Amount	Value(a)

Alabama (0.3%)
Alabama Special Care Facilities Financing Authority Revenue Bonds Series 2008A-1
06-01-12	5.000%	$250,000	$261,665

Arizona (2.3%)
Queen Creek Improvement District No. 1 Special Assessment Bonds Series 2006
01-01-14	5.000	500,000	501,075
01-01-18	5.000	500,000	500,500
Salt River Project Agricultural Improvement & Power District Revenue Bonds Series 2009A
01-01-22	5.000	1,000,000	1,137,630

Total			2,139,205

California (9.4%)
California Housing Finance Agency Revenue Bonds Home Mortgage Series 2006H (FGIC) A.M.T.
08-01-30	5.750	245,000	248,151
California Housing Finance Agency Revenue Bonds Home Mortgage Series 2006K A.M.T.
02-01-42	5.500	280,000	284,578
California Housing Finance Agency Revenue Bonds Home Mortgage Series 2007D (FGIC) A.M.T.
08-01-17	4.350	500,000	482,905
California State Department of Water Resources Revenue Bonds Power Supply Series 2008H
05-01-22	5.000	500,000	558,195
City of San Jose Revenue Bonds Series 2007A (AMBAC) A.M.T.
03-01-16	5.000	375,000	409,538
City of Vernon Revenue Bonds Series 2009A
08-01-21	5.125	1,000,000	1,025,890
County of Sacramento Revenue Bonds Senior Series 2009B
07-01-24	5.000	1,000,000	1,050,730
Southern California Public Power Authority Revenue Bonds Windy Flats Project 1 Series 2010
07-01-30	5.000	875,000	911,934
State of California Unlimited General Obligation Bonds Various Purpose Series 2009
04-01-22	5.250	1,000,000	1,099,520
State of California Unlimited General Obligation Bonds Various Purpose Series 2010
03-01-25	5.000	1,000,000	1,040,170
State of California Unlimited General Obligation Refunding Bonds Series 2005
03-01-17	5.000	500,000	562,630
State of California Unlimited General Obligation Refunding Bonds Series 2009A
07-01-21	5.250	1,000,000	1,149,579

Total			8,823,820

See accompanying Notes to Portfolio of Investments.

6  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(d,e)	Rate	Amount		Value(a)

Colorado (2.8%)
Baptist Road Rural Transportation Authority Revenue Bonds Series 2007
12-01-17	4.800%	$495,000		$417,429
Colorado Health Facilities Authority Revenue Bonds Evangelical Lutheran Series 2005
06-01-23	5.250	500,000		506,110
North Range Metropolitan District No. 1 Limited General Obligation Refunding Bonds Series 2007 (ACA)
12-15-15	5.000	365,000		344,859
12-15-17	5.000	350,000		318,553
North Range Metropolitan District No. 2 Limited Tax General Obligation Bonds Series 2007
12-15-14	5.500	555,000		547,291
Regional Transportation District Certificate of Participation Series 2010A
06-01-25	5.000	500,000		516,090

Total				2,650,332

District of Columbia (2.0%)
District of Columbia Water & Sewer Authority Revenue Bonds Series 2009A
10-01-24	5.000	1,000,000		1,090,830
Metropolitan Washington Airports Authority Refunding Revenue Bonds Series 2007A (AMBAC) A.M.T.
10-01-22	4.750	750,000		765,158

Total				1,855,988

Florida (1.2%)
Sterling Hill Community Development District Special Assessment Bonds Series 2003B
11-01-10	5.500	155,000	(b,g)	108,438
Village Center Community Development District Revenue Bonds Subordinated Series 2003B
01-01-18	6.350	1,000,000		1,001,580

Total				1,110,018

Georgia (2.4%)
Appling County Development Authority Revenue Bonds Georgia Power Co. Plant Hatch Project Series 2006 (AMBAC)
07-01-16	4.400	500,000		501,500
Gwinnett County Water & Sewerage Authority Revenue Bonds Series 2008
08-01-19	5.000	1,000,000		1,174,320
State of Georgia Unlimited General Obligation Bonds Series 2007G
12-01-17	5.000	500,000		599,665

Total				2,275,485

Illinois (0.2%)
City of Chicago Revenue Bonds Recovery Zone Facility — Asphalt Series 2010
12-01-18	6.125	130,000		131,771
Illinois Finance Authority Revenue Bonds Sedgebrook, Inc. Facility Series 2007A
11-15-12	5.500	500,000	(b,c,g)	12,000

Total				143,771

Indiana (1.3%)
Indiana Health & Educational Facilities Financing Authority Refunding Revenue Bonds Clarian Health Obligation Group Series 2006B
02-15-24	5.000	1,000,000		1,007,170

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  7

Portfolio of Investments (continued)

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(d,e)	Rate	Amount	Value(a)

Indiana (cont.)
Purdue University Revenue Bonds Student Facilities System Series 2009A
07-01-21	5.000%	$200,000	$230,534

Total			1,237,704

Iowa (1.5%)
City of Coralville Tax Allocation Bonds Tax Increment Series 2007C
06-01-17	5.000	730,000	816,425
Iowa Finance Authority Revenue Bonds Iowa State Revolving Fund Series 2008
08-01-20	5.250	500,000	589,620

Total			1,406,045

Kansas (1.1%)
City of Salina Improvement Refunding Revenue Bonds Salina Regional Health Series 2006
10-01-22	5.000	500,000	516,975
University of Kansas Hospital Authority Improvement Refunding Revenue Bonds Kansas University Health System Series 2006
09-01-23	5.000	500,000	527,555

Total			1,044,530

Louisiana (0.6%)
Louisiana State Citizens Property Insurance Corp. Revenue Bonds Series 2006B (AMBAC)
06-01-16	5.000	500,000	538,715

Massachusetts (8.4%)
Commonwealth of Massachusetts Limited General Obligation Bonds Consolidated Loan Series 2002C (NPFGC/FGIC)
11-01-14	5.500	2,000,000	2,303,740
Massachusetts Educational Financing Authority Revenue Bonds Issue I Series 2010B A.M.T.
01-01-23	5.500	480,000	494,870
Massachusetts Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A
11-15-19	5.250	1,000,000	1,208,200
Massachusetts Health & Educational Facilities Authority Revenue Bonds Massachusetts Institute of Technology Series 2009O
07-01-26	5.000	500,000	552,620
Massachusetts Port Authority Refunding Revenue Bonds Series 2007D (AGM)
07-01-17	5.000	500,000	571,975
Massachusetts Port Authority Revenue Bonds Series 2010A
07-01-25	5.000	1,500,000	1,632,914
Massachusetts State Water Pollution Abatement Revenue Bonds State Revolving Fund Series 2009-14
08-01-24	5.000	1,000,000	1,128,190

Total			7,892,509

Michigan (2.4%)
Michigan Municipal Bond Authority Revenue Bonds Clean Water Revolving Fund Series 2001
10-01-20	5.000	1,500,000	1,519,605

See accompanying Notes to Portfolio of Investments.

8  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(d,e)	Rate	Amount	Value(a)

Michigan (cont.)
Wayne County Airport Authority Revenue Bonds Detroit Metropolitan Airport Series 2005 (NPFGC) A.M.T.
12-01-19	4.750%	$750,000	$732,278

Total			2,251,883

Minnesota (4.6%)
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11-15-18	6.000	1,000,000	1,115,710
City of St. Louis Park Revenue Bonds Park Nicollet Health Services Series 2008C
07-01-23	5.500	750,000	781,860
Minnesota Higher Education Facilities Authority Revenue Bonds St. John’s University 6th Series 2008U
10-01-18	4.000	225,000	241,823
St. Paul Housing & Redevelopment Authority Revenue Bonds Allina Health Systems Series 2007A (NPFGC)
11-15-22	5.000	1,025,000	1,075,533
St. Paul Housing & Redevelopment Authority Revenue Bonds HealthPartners Obligation Group Project Series 2006
05-15-23	5.250	500,000	506,175
State of Minnesota Unlimited General Obligation Bonds Series 2008C
08-01-19	5.000	500,000	602,000

Total			4,323,101

Missouri (4.5%)
City of Kansas City Tax Allocation Bonds Kansas City MainCor Project Series 2007A
03-01-12	5.000	230,000	231,702
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010C-2
11-15-15	7.000	500,000	500,385
Missouri Highway & Transportation Commission Revenue Bonds 2nd Lien Series 2007
05-01-17	5.000	1,000,000	1,190,640
Missouri Joint Municipal Electric Utility Commission Revenue Bonds IATAN 2 Project Series 2009A
01-01-17	4.500	1,000,000	1,073,900
Missouri State Health & Educational Facilities Authority Revenue Bonds Washington University Series 2008A
03-15-18	5.250	1,000,000	1,205,470

Total			4,202,097

Nebraska (3.0%)
Elkhorn School District Unlimited General Obligation Bonds Elkhorn Public Schools Series 2009
06-15-19	5.375	500,000	532,530
Municipal Energy Agency of Nebraska Refunding Revenue Bonds Series 2009A (BHAC)
04-01-21	5.000	750,000	850,523
Nebraska Public Power District Revenue Bonds Series 2008B
01-01-20	5.000	570,000	635,829

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  9

Portfolio of Investments (continued)

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(d,e)	Rate	Amount	Value(a)

Nebraska (cont.)
University of Nebraska Revenue Bonds Lincoln Student Fees & Facilities Series 2009A
07-01-23	5.000%	$700,000	$780,983

Total			2,799,865

New Hampshire (0.3%)
New Hampshire Business Finance Authority Revenue Bonds Public Service Co. of New Hampshire Project Series 2006B (NPFGC) A.M.T.
05-01-21	4.750	250,000	249,795

New Jersey (6.3%)
New Jersey Economic Development Authority Revenue Bonds Cigarette Tax Series 2004
06-15-18	5.625	510,000	510,163
New Jersey Economic Development Authority Revenue Bonds MSU Student Housing Project Series 2010
06-01-21	5.000	1,000,000	975,430
New Jersey Health Care Facilities Financing Authority Revenue Bonds South Jersey Hospital Series 2006
07-01-20	5.000	1,050,000	1,104,495
New Jersey Higher Education Assistance Authority Refunding Revenue Bonds Series 2010-1A
12-01-25	5.000	1,000,000	1,002,060
New Jersey Transportation Trust Fund Authority Revenue Bonds Transportation System Series 2010D
12-15-23	5.250	1,000,000	1,072,640
State of New Jersey Certification of Participation Equipment Lease Purchase Series 2008A
06-15-23	5.000	1,000,000	1,011,749
Tobacco Settlement Financing Corp. Prerefunded Revenue Bonds Series 2003
06-01-41	7.000	225,000	253,841

Total			5,930,378

New York (8.3%)
Metropolitan Transportation Authority Revenue Bonds Series 2009A
11-15-26	5.300	710,000	761,887
New York City Industrial Development Agency Revenue Bonds Queens Baseball Stadium Pilot Series 2006 (AMBAC)
01-01-23	5.000	500,000	489,230
New York City Industrial Development Agency Revenue Bonds Terminal One Group Association Project Series 2005 A.M.T.
01-01-21	5.500	500,000	523,005
New York State Energy Research & Development Authority Revenue Bonds New York State Electric & Gas Series 1985 (NPFGC)
03-15-15	4.100	1,160,000	1,161,624
New York State Thruway Authority Revenue Bonds Series 2005F (AMBAC)
01-01-17	5.000	1,000,000	1,086,590
New York State Thruway Authority Revenue Bonds Series 2007H (NPFGC/FGIC)
01-01-23	5.000	1,500,000	1,597,635
Port Authority of New York & New Jersey Revenue Bonds Consolidated 138th Series 2004 (NPFGC/FGIC) A.M.T.
12-01-12	5.000	785,000	830,796

See accompanying Notes to Portfolio of Investments.

10  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(d,e)	Rate	Amount		Value(a)

New York (cont.)
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds Series 2003A-1
06-01-19	5.500%	$1,250,000		$1,333,013

Total				7,783,780

North Carolina (6.1%)
Cape Fear Public Utility Authority Revenue Bonds Series 2008
08-01-20	5.000	800,000		919,024
City of Charlotte Revenue Bonds Water & Sewer Series 2008
07-01-26	5.000	1,250,000		1,369,975
North Carolina Eastern Municipal Power Agency Revenue Bonds Series 2009B
01-01-26	5.000	1,000,000		1,034,380
North Carolina Housing Finance Agency Revenue Bonds Series 2006A-26 A.M.T.
01-01-38	5.500	125,000		130,671
North Carolina Municipal Power Agency No. 1 Prerefunded Revenue Bonds Series 2003A Escrowed to Maturity
01-01-12	5.500	650,000		669,448
North Carolina Municipal Power Agency No. 1 Unrefunded Revenue Bonds Series 2003A
01-01-12	5.500	350,000		360,304
State of North Carolina Unlimited General Obligation Refunding Bonds Series 2005B
04-01-17	5.000	1,000,000		1,190,340

Total				5,674,142

North Dakota (0.9%)
County of Ward Revenue Bonds Trinity Obligated Group Series 2006
07-01-15	5.250	750,000		811,980

Ohio (0.6%)
County of Miami Improvement Refunding Revenue Bonds Upper Valley Medical Center Series 2006
05-15-21	5.250	500,000		519,065

Oklahoma (1.5%)
Cleveland County Justice Authority Revenue Bonds Detention Facility Project Series 2009A
03-01-15	5.000	1,260,000		1,372,228

Oregon (1.2%)
Oregon State Department of Administrative Services Revenue Bonds Series 2009A
04-01-24	5.250	1,000,000		1,126,240

Pennsylvania (0.5%)
City of Philadelphia Unlimited General Obligation Bonds Series 2011
08-01-19	5.250	195,000		212,267
Pennsylvania Turnpike Commission Revenue Bonds Subordinated Series 2011A
12-01-31	5.625	250,000	(g)	260,933

Total				473,200

Texas (13.5%)
Central Texas Regional Mobility Authority Revenue Bonds Senior Lien Series 2010
01-01-19	5.750	750,000		817,680
01-01-20	5.750	1,250,000		1,345,425

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(d,e)	Rate	Amount	Value(a)

Texas (cont.)
Conroe Independent School District Unlimited General Obligation Bonds School Building Series 2009A
02-15-25	5.250%	$1,135,000	$1,224,506
Dallas County Community College District Limited General Obligation Bonds Series 2009
02-15-20	5.000	750,000	886,005
Dripping Springs Independent School District Unlimited General Obligation Bonds School Building Series 2008 (Permanent School Fund Guarantee)
02-15-26	5.000	1,000,000	1,077,990
Lewisville Independent School District Unlimited General Obligation Bonds School Building Series 2009
08-15-21	5.000	1,000,000	1,151,790
Sam Rayburn Municipal Power Agency Refunding Revenue Bonds Series 2002
10-01-21	6.000	500,000	509,305
Southwest Higher Education Authority Revenue Bonds Southern Methodist University Project Series 2009
10-01-26	5.000	1,000,000	1,067,300
Spring Independent School District Unlimited General Obligation Bonds Schoolhouse Series 2009 (Permanent School Fund Guarantee)
08-15-21	5.000	750,000	858,225
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Buckner Retirement Services, Inc. Project Series 2007
11-15-11	5.000	750,000	761,280
University of Houston Refunding Revenue Bonds Series 2009
02-15-21	5.000	1,000,000	1,129,230
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09-01-22	5.000	750,000	750,945
West Harris County Regional Water Authority Revenue Bonds Series 2009
12-15-25	5.000	1,000,000	1,051,030

Total			12,630,711

Virginia (3.7%)
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds Series 2005
06-01-26	5.500	500,000	555,570
Virginia College Building Authority Revenue Bonds Public Higher Education Financing Program Series 2009A
09-01-24	5.000	1,000,000	1,106,940
Virginia Resources Authority Revenue Bonds State Revolving Fund Series 2009
10-01-22	5.000	500,000	577,135
Virginia Resources Authority Revenue Bonds State Revolving Fund Subordinated Series 2008
10-01-19	5.000	1,000,000	1,182,470

Total			3,422,115

Washington (4.3%)
Energy Northwest Revenue Bonds Columbia Generating Station Series 2007D
07-01-22	5.000	1,000,000	1,104,870

See accompanying Notes to Portfolio of Investments.

12  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(d,e)	Rate	Amount	Value(a)

Washington (cont.)
Ocean Shores Local Improvement District Special Assessment Bonds B.A.N. No. 2007-1 Series 2008 Escrowed to Maturity
08-01-11	5.000%	$1,000,000	$1,007,920
State of Washington Unlimited General Obligation Bonds Series 2007A
07-01-21	5.000	700,000	783,706
State of Washington Unlimited General Obligation Bonds Series 2008D
01-01-20	5.000	1,000,000	1,143,690

Total			4,040,186

Wisconsin (1.7%)
State of Wisconsin Revenue Bonds Series 2009A
05-01-22	5.000	1,000,000	1,115,870
Wisconsin Health & Educational Facilities Authority Revenue Bonds St. Johns Communities, Inc. Series 2009C-2
09-15-14	5.400	500,000	485,470

Total			1,601,340

Total Municipal Bonds
(Cost: $86,726,767)			$90,591,893

Municipal Notes (1.6%)
		Amount
Issue	Effective	Payable at
Description(d,e,f)	Yield	Maturity	Value(a)

Colorado (0.9%)
Colorado Educational & Cultural Facilities Authority Revenue Bonds Flying J Ranch LLC V.R.D.N. Series 2006 (U.S. Bank)
03-01-36	0.140%	$800,000	$800,000

Missouri (0.7%)
Missouri State Health & Educational Facilities Authority Revenue Bonds St. Louis University V.R.D.N. Series 2008 (Wells Fargo Bank)
10-01-35	0.120	700,000	700,000

Total Municipal Notes
(Cost: $1,500,000)			$1,500,000

Money Market Fund (0.2%)
	Shares		Value(a)

JPMorgan Tax-Free Money Market Fund, 0.000%	156,615	(h)	$156,615

Total Money Market Fund
(Cost: $156,615)			$156,615

Total Investments in Securities
(Cost: $88,383,382)(i)			$92,248,508

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Issuer is in bankruptcy.

(d)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

ACA	— ACA Financial Guaranty Corporation
AGCP	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal Corporation
AMBAC	— Ambac Assurance Corporation
BHAC	— Berkshire Hathaway Assurance Corporation
BIG	— Bond Investors Guarantee
BNY	— Bank of New York
CGIC	— Capital Guaranty Insurance Company
CIFG	— IXIS Financial Guaranty
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Authority
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MGIC	— Mortgage Guaranty Insurance Corporation
NPFGC	— National Public Finance Guarantee Corporation
TCRS	— Transferable Custodial Receipts
XLCA	— XL Capital Assurance

(e)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	— Alternative Minimum Tax — At May 31, 2011, the value of securities subject to alternative minimum tax represented 5.51% of net assets.
B.A.N.	— Bond Anticipation Note
C.P.	— Commercial Paper
R.A.N.	— Revenue Anticipation Note
T.A.N.	— Tax Anticipation Note
T.R.A.N.	— Tax & Revenue Anticipation Note
V.R.	— Variable Rate
V.R.D.B.	— Variable Rate Demand Bond
V.R.D.N.	— Variable Rate Demand Note

(f)	The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2011.

14  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

(g)	Identifies issues considered to be illiquid as to their marketability (see Note 2 to the financial statements). The aggregate value of such securities at May 31, 2011 was $381,371, representing 0.41% of net assets. Information concerning such security holdings at May 31, 2011 was as follows:

	Acquisition
Security	Dates	Cost
Illinois Finance Authority Revenue Bonds Sedgebrook, Inc. Facility Series 2007A
5.500% 2012	08-17-07	$373,365
Pennsylvania Turnpike Commission Revenue Bonds Subordinated Series 2011A
5.625% 2031	04-15-11	247,124
Sterling Hill Community Development District Special Assessment Bonds Series 2003B
5.500% 2010	10-23-03	154,112

(h)	The rate shown is the seven-day current annualized yield at May 31, 2011.

(i)	At May 31, 2011, the cost of securities for federal income tax purposes was approximately $88,383,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$4,665,000
Unrealized depreciation	(799,000)

Net unrealized appreciation	$3,866,000

RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may

16  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

	Fair Value at May 31, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Bonds
Municipal Bonds	$—	$90,591,893	$—	$90,591,893

Total Bonds	—	90,591,893	—	90,591,893

Other
Municipal Notes	—	1,500,000	—	1,500,000
Unaffiliated Money Market Fund(c)	156,615	—	—	156,615

Total Other	156,615	1,500,000	—	1,656,615

Total	$156,615	$92,091,893	$—	$92,248,508

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2011.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  17

Statement of Assets and Liabilities
May 31, 2011 (Unaudited)

Assets
Investments in securities, at value (identified cost $88,226,767)	$92,091,893
Money market fund (identified cost $156,615)	156,615

Total investments in securities (identified cost $88,383,382)	92,248,508
Capital shares receivable	271,761
Accrued interest receivable	1,350,995
Receivable for investment securities sold	25,573

Total assets	93,896,837

Liabilities
Dividends payable to shareholders	314,520
Capital shares payable	61,274
Accrued investment management services fees	3,982
Accrued distribution fees	3,230
Accrued transfer agency fees	5,689
Accrued administrative services fees	715
Other accrued expenses	32,455

Total liabilities	421,865

Net assets applicable to outstanding capital stock	$93,474,972

Represented by
Capital stock — $.01 par value	$175,810
Additional paid-in capital	90,580,130
Excess of distributions over net investment income	(33,752)
Accumulated net realized gain (loss)	(1,112,342)
Unrealized appreciation (depreciation) on investments	3,865,126

Total — representing net assets applicable to outstanding capital stock	$93,474,972

Net asset value per share
	Net assets	Shares outstanding	Net asset value per share
Class A	$85,214,571	16,025,789	$5.32	(1)
Class B	$1,881,073	354,308	$5.31
Class C	$6,379,328	1,200,854	$5.31

(1)	The maximum offering price per share for Class A is $5.48. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

Statement of Operations
Six months ended May 31, 2011 (Unaudited)

Investment income
Income:
Interest	$1,999,876
Income distributions from money market fund	157

Total income	2,000,033

Expenses:
Investment management services fees	181,828
Distribution fees
Class A	105,662
Class B	9,513
Class C	34,066
Transfer agency fees
Class A	30,835
Class B	712
Class C	2,418
Administrative services fees	32,636
Compensation of board members	930
Custodian fees	1,750
Printing and postage	2,800
Registration fees	11,038
Professional fees	563
Merger expense	48,760
Other	54

Total expenses	463,565
Expenses waived/reimbursed by the Investment Manager and its affiliates	(25,637)

Total net expenses	437,928

Investment income (loss) — net	1,562,105

Realized and unrealized gain (loss) — net
Net realized gain (loss) on security transactions	159,873
Net change in unrealized appreciation (depreciation) on investments	506,234

Net gain (loss) on investments	666,107

Net increase (decrease) in net assets resulting from operations	$2,228,212

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  19

Statements of Changes in Net Assets

	Six months ended	Year ended
	May 31, 2011	Nov. 30, 2010
	(Unaudited)
Operations and distributions
Investment income (loss) — net	$1,562,105	$3,186,979
Net realized gain (loss) on investments	159,873	(436,923)
Net change in unrealized appreciation (depreciation) on investments	506,234	677,350

Net increase (decrease) in net assets resulting from operations	2,228,212	3,427,406

Distributions to shareholders from:
Net investment income
Class A	(1,474,959)	(2,952,465)
Class B	(26,002)	(77,749)
Class C	(93,070)	(157,638)

Total distributions	(1,594,031)	(3,187,852)

Capital share transactions
Proceeds from sales
Class A shares	7,049,773	16,572,615
Class B shares	143,802	194,693
Class C shares	1,043,162	2,590,208
Reinvestment of distributions at net asset value
Class A shares	1,257,057	2,428,951
Class B shares	25,772	68,524
Class C shares	93,675	149,758
Conversions from Class B to Class A
Class A shares	—	1,116,653
Class B shares	—	(1,116,653)
Payments for redemptions
Class A shares	(11,614,603)	(16,448,071)
Class B shares	(278,821)	(715,084)
Class C shares	(1,623,167)	(686,123)

Increase (decrease) in net assets from capital share transactions	(3,903,350)	4,155,471

Total increase (decrease) in net assets	(3,269,169)	4,395,025
Net assets at beginning of period	96,744,141	92,349,116

Net assets at end of period	$93,474,972	$96,744,141

Excess of distributions over net investment income	$(33,752)	$(1,826)

The accompanying Notes to Financial Statements are an integral part of this statement.

20  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended
Class A	May 31, 2011		Year ended Nov. 30,
Per share data	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$5.28		$5.26	$4.87	$5.22	$5.33	$5.29

Income from investment operations:
Net investment income (loss)	.09		.18	.18	.18	.19	.17
Net gains (losses) (both realized and unrealized)	.04		.02	.39	(.35)	(.12)	.07

Total from investment operations	.13		.20	.57	(.17)	.07	.24

Less distributions:
Dividends from net investment income	(.09)		(.18)	(.18)	(.18)	(.18)	(.17)
Distributions from realized gains	—		—	—	—	—	(.03)

Total distributions	(.09)		(.18)	(.18)	(.18)	(.18)	(.20)

Net asset value, end of period	$5.32		$5.28	$5.26	$4.87	$5.22	$5.33

Total return	2.52%		3.83%	11.82%	(3.39% )	1.46%	4.72%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement (including interest and fee expense)(b)	.92%	(c)	.92%	.94%	.96%	.95%	.92%

Net expenses after expense waiver/reimbursement (including interest and fee expense)(b)(d)	.87%	(c)	.79%	.79%	.79%	.80%	.79%

Gross expenses prior to expense waiver/reimbursement (excluding interest and fee expense)	.92%	(c)	.92%	.94%	.96%	.94%	.92%

Net expenses after expense waiver/reimbursement (excluding interest and fee expense)(d)	.87%	(c)	.79%	.79%	.79%	.79%	.79%

Net investment income (loss)	3.42%	(c)	3.38%	3.46%	3.50%	3.53%	3.32%

Supplemental data
Net assets, end of period (in millions)	$85		$88	$84	$68	$65	$79

Portfolio turnover rate	2%		9%	26%	36%	53%	35%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  21

Financial Highlights (continued)

	Six months ended
Class B	May 31, 2011		Year ended Nov. 30,
Per share data	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$5.27		$5.26	$4.87	$5.22	$5.32	$5.28

Income from investment operations:
Net investment income (loss)	.07		.14	.14	.14	.14	.13
Net gains (losses) (both realized and unrealized)	.04		.01	.39	(.35)	(.09)	.07

Total from investment operations	.11		.15	.53	(.21)	.05	.20

Less distributions:
Dividends from net investment income	(.07)		(.14)	(.14)	(.14)	(.15)	(.13)
Distributions from realized gains	—		—	—	—	—	(.03)

Total distributions	(.07)		(.14)	(.14)	(.14)	(.15)	(.16)

Net asset value, end of period	$5.31		$5.27	$5.26	$4.87	$5.22	$5.32

Total return	2.14%		2.85%	10.97%	(4.10% )	.88%	3.93%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement (including interest and fee expense)(b)	1.68%	(c)	1.67%	1.68%	1.70%	1.71%	1.69%

Net expenses after expense waiver/reimbursement (including interest and fee expense)(b)(d)	1.63%	(c)	1.55%	1.55%	1.55%	1.55%	1.55%

Gross expenses prior to expense waiver/reimbursement (excluding interest and fee expense)	1.68%	(c)	1.67%	1.68%	1.70%	1.70%	1.69%

Net expenses after expense waiver/reimbursement (excluding interest and fee expense)(d)	1.63%	(c)	1.55%	1.55%	1.55%	1.55%	1.55%

Net investment income (loss)	2.67%	(c)	2.62%	2.71%	2.77%	2.76%	2.54%

Supplemental data
Net assets, end of period (in millions)	$2		$2	$4	$5	$7	$10

Portfolio turnover rate	2%		9%	26%	36%	53%	35%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

22  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

	Six months ended
Class C	May 31, 2011		Year ended Nov. 30,
Per share data	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$5.27		$5.26	$4.87	$5.22	$5.32	$5.28

Income from investment operations:
Net investment income (loss)	.07		.14	.14	.14	.15	.13
Net gains (losses) (both realized and unrealized)	.04		.01	.39	(.35)	(.10)	.07

Total from investment operations	.11		.15	.53	(.21)	.05	.20

Less distributions:
Dividends from net investment income	(.07)		(.14)	(.14)	(.14)	(.15)	(.13)
Distributions from realized gains	—		—	—	—	—	(.03)

Total distributions	(.07)		(.14)	(.14)	(.14)	(.15)	(.16)

Net asset value, end of period	$5.31		$5.27	$5.26	$4.87	$5.22	$5.32

Total return	2.14%		2.86%	10.98%	(4.10% )	.88%	3.93%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement (including interest and fee expense)(b)	1.68%	(c)	1.67%	1.70%	1.71%	1.70%	1.69%

Net expenses after expense waiver/reimbursement (including interest and fee expense)(b)(d)	1.63%	(c)	1.54%	1.54%	1.54%	1.55%	1.55%

Gross expenses prior to expense waiver/reimbursement (excluding interest and fee expense)	1.68%	(c)	1.67%	1.70%	1.71%	1.69%	1.69%

Net expenses after expense waiver/reimbursement (excluding interest and fee expense)(d)	1.63%	(c)	1.54%	1.54%	1.54%	1.54%	1.55%

Net investment income (loss)	2.67%	(c)	2.63%	2.70%	2.76%	2.77%	2.55%

Supplemental data
Net assets, end of period (in millions)	$6		$7	$5	$2	$3	$4

Portfolio turnover rate	2%		9%	26%	36%	53%	35%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Ratios include interest and fee expense related to the Fund’s participation in certain inverse floater programs, if any. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  23

Notes to Financial Statements
May 31, 2011 (Unaudited)

1.	ORGANIZATION

RiverSource Intermediate Tax-Exempt Fund (the Fund) is a series of RiverSource Tax-Exempt Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation’s Board of Directors (the Board).

The Fund offers Class A, Class B and Class C shares.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

24  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

Valuation of securities
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

Illiquid securities
At May 31, 2011, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at May 31, 2011 was $381,371 representing 0.41% of net assets. Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

Inverse floater program transactions
The Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets

RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  25

Notes to Financial Statements (continued)

and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (i) to cause the holders of the short-term floating rate notes to tender their notes at par, and (ii) to transfer the municipal bonds from the trusts to the Fund, thereby collapsing the trusts. The municipal bonds transferred to the trust, if any, remain in the Fund’s investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption “Short-term floating rate notes outstanding “ in the Statement of Assets and Liabilities. The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The income received by the inverse floating rate security holder varies inversely with the short-term rate paid to the floating rate note holders, and in most circumstances the inverse floating rate security holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The inverse floating rate security holder will be subject to greater interest rate risk than if they were to hold the underlying bond because the interest rate is dependent on both the fixed coupon rate of the underlying bond and the short-term interest rate paid on the floating rate notes. The inverse floating rate security holder is also subject to the credit risk, liquidity risk and market risk associated with the underlying bond. The bonds held by the trusts serve as collateral for the short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trusts, if any, at May 31, 2011, are presented in the Portfolio of Investments. Interest and fee expense related to the short-term floating rate notes, which is accrued daily, is presented in the Statement of Operations and corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. At May 31, 2011, and for the six months then ended, the Fund had no outstanding short-term floating rate notes.

Guarantees and indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future

26  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes
The Fund’s policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) and tax-exempt ordinary income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are normally distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3.	EXPENSES AND SALES CHARGES

Investment management services fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.39% to 0.25% as the Fund’s net assets increase. The management fee for the six months ended May 31, 2011 was 0.39% of the Fund’s average daily net assets.

Administrative services fees
Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The fee for the six months ended May 31, 2011 was 0.07% of

RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  27

Notes to Financial Statements (continued)

the Fund’s average daily net assets. Prior to Jan. 1, 2011, Ameriprise Financial served as the Fund Administrator.

Other fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended May 31, 2011, other expenses paid to this company were $103.

Compensation of board members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer agency fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

28  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

For the six months ended May 31, 2011, the Fund’s transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.07%
Class B	0.08
Class C	0.07

Distribution fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund paid a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $100,000 and $51,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $50,508 for Class A, $394 for Class B and $448 for Class C for the six months ended May 31, 2011.

Expenses waived/reimbursed by the Investment Manager and its affiliates
Effective Feb. 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund) through Jan. 1, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates as a percentage of the class’ average daily net assets:

Class A	0.79%
Class B	1.54
Class C	1.54

RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  29

Notes to Financial Statements (continued)

Prior to Feb. 1, 2011, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the annual rates as a percentage of the class’ average daily net assets:

Class A	0.79%
Class B	1.55
Class C	1.54

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties. Reorganization (see Note 8) costs were allocated to the Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund’s shareholders during the first year following the Reorganization.

4.	SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,621,809 and $5,218,034, respectively, for the six months ended May 31, 2011. Realized gains and losses are determined on an identified cost basis.

30  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

5.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

	Six months ended	Year ended
	May 31, 2011	Nov. 30, 2010
Class A
Sold	1,359,253	3,119,455
Converted from Class B*	—	208,720
Reinvested distributions	241,313	456,464
Redeemed	(2,242,865)	(3,095,110)

Net increase (decrease)	(642,299)	689,529

Class B
Sold	28,072	36,594
Reinvested distributions	4,955	12,908
Converted to Class A*	—	(208,720)
Redeemed	(54,045)	(134,914)

Net increase (decrease)	(21,018)	(294,132)

Class C
Sold	201,905	488,695
Reinvested distributions	18,007	28,139
Redeemed	(310,868)	(129,182)

Net increase (decrease)	(90,956)	387,652

*	Automatic conversion of Class B shares to Class A shares based on the original purchase date.

6.	BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal

RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  31

Notes to Financial Statements (continued)

to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. The Fund had no borrowings during the six months ended May 31, 2011.

7.	FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts and market discount. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $795,140 at Nov. 30, 2010, that if not offset by capital gains will expire as follows:

2014	2016	2017	2018

$177,579	$361,418	$165,166	$90,977

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

8.	SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements, other than as noted below.

32  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

In August 2010, the Board of Directors of the Fund approved a proposal to merge the Fund with and into Columbia Intermediate Municipal Bond Fund. The proposal was approved at a meeting of shareholders held on Feb. 15, 2011 and the merger of the Fund occurred after the close of business on June 3, 2011.

9.	INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  33

Notes to Financial Statements (continued)

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

34  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Approval of Investment Management Services
Agreement

Columbia Management Investment Advisers, LLC (“Columbia Management” or the “investment manager”), a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), serves as the investment manager to RiverSource Intermediate Tax-Exempt Fund (the “Fund”). Under an investment management services agreement (the “IMS Agreement”), Columbia Management provides investment advice and other services to the Fund and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the “Funds”).

On an annual basis, the Fund’s Board of Directors (the “Board”), including the independent Board members (the “Independent Directors”), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2011, including reports based on analyses of data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors (“Independent Legal Counsel”) in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Board’s Chair and the Chair of the Contracts Committee (including materials relating to the Fund’s expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, as

RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  35

Approval of Investment Management Services
Agreement (continued)

well as its Investment Review Committee and Compliance Committee in determining whether to continue the IMS Agreement.

In August 2010, the Board approved a proposal to merge the Fund with and into Columbia Intermediate Municipal Bond Fund (the “Merger”). However, since the Merger was not expected to close until after the termination date of the Fund’s current IMS Agreement, the Board, at its April 12-14, 2011 in-person Board meeting (the “April Meeting”), considered the renewal of the IMS Agreement for at least an interim period that would end upon the closing of the Merger. Thus, at the April Meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board’s consideration of the IMS Agreement and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management:  The Independent Directors analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Directors specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund’s operations, most notably, the close of the acquisition by Ameriprise Financial of the long-term asset management business of Columbia Management Group, LLC (the “Columbia Transaction”) and the successful execution of various integration and other business initiatives in 2010, including implementation of complex-wide rationalized fee structures and the rebranding of the retail fund complex. The Independent Directors noted the information they received concerning Columbia Management’s ability to retain key personnel in certain targeted areas and its expectations in this regard. In that connection, the Independent Directors took into account their meetings with Columbia Management’s new Chief Investment Officer and considered the additional risk and portfolio management oversight now applied to the Funds as a result. The Independent Directors also assessed the adequacy of the current level and quality of Columbia Management’s technological resources and considered management’s commitments to enhance existing resources in this area. The Independent Directors also noted the extensive information they received on the various portfolio management changes which have been implemented since the close of the Columbia Transaction (with

36  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

certain legacy Columbia Fund portfolio managers now responsible for managing various legacy RiverSource Funds).

Moreover, in connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of administrative services provided to the Fund by Columbia Management. The Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance:  For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was appropriate in light of the particular management style. The Board also noted the impending close of the Merger.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund: The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its peer group, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the fund family, while assuring that the overall fees for each fund (with

RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  37

Approval of Investment Management Services
Agreement (continued)

few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Funds, are at, or below, the median expense ratio of funds in the same comparison group). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer group’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds, including information depicting, to the extent reasonably practicable, the expected impact of the Columbia Transaction and the integration initiatives on profitability. In this regard, the Board observed that 2010 profitability was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized:  The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. However, the Board observed that this factor would not be relevant given the impending close of the Merger and the elimination of the Fund.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. At the April Meeting, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.

38  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT

Results of Meeting of Shareholders

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)

A brief description of the proposals voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal are set forth below. A vote is based on total dollar interest in the Fund.

Proposal 1.
To approve an Agreement and Plan of Reorganization between RiverSource Intermediate Tax-Exempt Fund and Columbia Intermediate Municipal Bond Fund.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
55,867,809.097	716,468.622	1,462,318.550	13,014,763.400

Proposal 2.
To elect directors to the Board.*

		Dollars Voted	Dollars Voted		Broker
		“For”	“Withhold”	Abstentions	Non-Votes
01	Kathleen Blatz	458,037,569.860	19,855,011.879	0.000	0.000
02	Edward J. Boudreau, Jr.	457,701,262.955	20,191,318.784	0.000	0.000
03	Pamela G. Carlton	458,656,003.346	19,236,578.394	0.000	0.000
04	William P. Carmichael	457,600,187.041	20,292,394.698	0.000	0.000
05	Patricia M. Flynn	458,607,214.073	19,285,367.667	0.000	0.000
06	William A. Hawkins	458,176,431.956	19,716,149.784	0.000	0.000
07	R. Glenn Hilliard	458,312,935.843	19,579,645.896	0.000	0.000
08	Stephen R. Lewis, Jr.	458,340,200.684	19,552,381.055	0.000	0.000
09	John F. Maher	458,833,041.420	19,059,540.319	0.000	0.000
10	John J. Nagorniak	458,470,716.027	19,421,865.713	0.000	0.000
11	Catherine James Paglia	458,920,660.517	18,971,921.223	0.000	0.000
12	Leroy C. Richie	457,741,510.194	20,151,071.545	0.000	0.000
13	Anthony M. Santomero	458,527,928.096	19,364,653.644	0.000	0.000
14	Minor M. Shaw	458,173,479.331	19,719,102.409	0.000	0.000
15	Alison Taunton-Rigby	458,331,497.572	19,561,084.167	0.000	0.000
16	William F. Truscott	458,290,869.465	19,601,712.274	0.000	0.000

*	All dollars of RiverSource Tax-Exempt Series, Inc. are voted together as a single class for the election of directors.

Proposal 3.
To approve a proposed amendment to the Articles of Incorporation.*

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
441,206,224.886	17,635,834.831	19,050,509.582	12.440

*	All dollars of RiverSource Tax-Exempt Series, Inc. are voted together as a single class for the amendment to the Articles of Incorporation.

RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND — 2011 SEMIANNUAL REPORT  39

RiverSource Intermediate Tax-Exempt Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6324 T (8/11)

Item 2. Code of Ethics. Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants. Not applicable.
Item 6. Investments.
(a)	The registrant’s “Schedule 1 — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		RiverSource Tax-Exempt Series, Inc.
By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date July 22, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date July 22, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer

Date July 22, 2011